4. ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Salaries	$ 18,750	$ 16,000
Reimbursable expenses	196	27,334
Consulting fees	18,574	5,698
Royalty fees	35,000	20,000
Investment banking fees	45,000	0
Interest expense - convertible note	17,497	247
Total accrued expenses	$ 135,017	$ 69,279